As filed with the Securities and Exchange Commission on October 13, 2011

Securities Act Registration No. 333-82621

Investment Company Act Registration No. 811-09439

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 26 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 26 (X)

PRUDENTIAL INVESTMENT PORTFOLIOS 5

(Exact Name of Registrant as specified in Charter)

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(800) 778-2255

(Address and telephone number of Principal Executive Offices)

Deborah A. Docs

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

(X)_ immediately upon filing pursuant to paragraph (b) of Rule 485.
__(----) pursuant to paragraph (b) of Rule 485.

__60 days after filing pursuant to paragraph (a)(1) of Rule 485.

__on (----) pursuant to paragraph (a)(1) of Rule 485.

__75 days after filing pursuant to paragraph (a)(2) of Rule 485.

__on (----) pursuant to paragraph (a)(2) of Rule 485.

__this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 13th day of October, 2011.

PRUDENTIAL INVESTMENT PORTFOLIOS 5

*JUDY A. RICE

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature		Title	Date

*Kevin J. Bannon		Trustee

*Scott E. Benjamin		Trustee

*Linda W. Bynoe		Trustee

*Michael S. Hyland		Trustee

*Douglas H. McCorkindale		Trustee

*Stephen P. Munn		Trustee

*Richard A Redeker		Trustee

*Judy A. Rice		President and Trustee, Principal Executive Officer

*Robin B. Smith		Trustee

*Stephen G. Stoneburn		Trustee

*Grace C. Torres		Treasurer and Principal Financial and Accounting Officer

* By:	/s/ Claudia DiGiacomo	Attorney-in-Fact	October 13, 2011
Claudia DiGiacomo

* Power of Attorney dated March 9, 2010. Incorporated by reference to exhibit (q) to Prudential Global Real Estate Fund Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 333-42705) filed via EDGAR on March 15, 2010.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase